UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

/s/ Debra Fine     New York, New York     November 15, 2010
-----------------  ------------------     -----------------
   [Signature]        [City/State]             [Date]



Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $372,574 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     2627   113000 SH       SOLE                   113000
AIRCASTLE LTD                  COM              G0129K104     9873  1164300 SH       SOLE                  1164300
AK STL HLDG CORP               COM              001547108     8127   588500 SH       SOLE                   588500
ALLIANCE ONE INTL INC          COM              018772103    12614  3039500 SH       SOLE                  3039500
ASSURED GUARANTY LTD           COM              G0585R106    42063  2458400 SH       SOLE                  2458400
ASSURED GUARANTY LTD           COM              G0585R106     1077     9813 SH  CALL SOLE                     9813
CAL DIVE INTL INC DEL          COM              12802T101     2698   493190 SH       SOLE                   493190
CITIZENS REPUBLIC BANCORP IN   COM              174420109     4620  5127491 SH       SOLE                  5127491
CLIFFS NATURAL RESOURCES INC   COM              18683K101     8776   137300 SH       SOLE                   137300
COINSTAR INC                   COM              19259P300    34565   804022 SH       SOLE                   804022
COWEN GROUP INC NEW            CL A             223622101     6450  1960500 SH       SOLE                  1960500
DANA HLDG CORP                 COM              235825205    13430  1090114 SH       SOLE                  1090114
DUCOMMUN INC DEL               COM              264147109     7852   360500 SH       SOLE                   360500
GYMBOREE CORP                  COM              403777105     7197   173250 SH       SOLE                   173250
HORNBECK OFFSHORE SVCS INC N   COM              440543106    14083   722600 SH       SOLE                   722600
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     8961   653600 SH       SOLE                   653600
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    24094   462815 SH       SOLE                   462815
LIVE NATION ENTERTAINMENT IN   COM              538034109    29648  3000850 SH       SOLE                  3000850
MARSHALL & ILSLEY CORP NEW     COM              571837103     7259  1031164 SH       SOLE                  1031164
MBIA INC                       COM              55262C100     2472     5554 SH  CALL SOLE                     5554
MBIA INC                       COM              55262C100    33016  3285200 SH       SOLE                  3285200
MF GLOBAL HLDGS LTD            COM              55277J108    34059  4730438 SH       SOLE                  4730438
NEW YORK & CO INC              COM              649295102     2279   886765 SH       SOLE                   886765
PHH CORP                       COM NEW          693320202    22298  1058800 SH       SOLE                  1058800
POLYONE CORP                   COM              73179P106    21093  1744682 SH       SOLE                  1744682
PZENA INVESTMENT MGMT INC      CLASS A          74731Q103     2953   429845 SH       SOLE                   429845
STEIN MART INC                 COM              858375108     1329   150500 SH       SOLE                   150500
SYKES ENTERPRISES INC          COM              871237103     3852   283647 SH       SOLE                   283647
SYNOVUS FINL CORP              COM              87161C105     3209  1304400 SH       SOLE                  1304400